Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments in Affiliates [Line Items]
Investment loss	¥ (1,225)	$ (175)
Impairment of investments	¥ 0		0
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Investments in Affiliates [Line Items]
Equity interest	40.00%	40.00%
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Investments in Affiliates [Line Items]
Equity interest	49.00%	49.00%
Investment loss	¥ 1,225